TURNOVER TAX (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 ARS ($)
TURNOVER TAX
Estimated financial effect of contingent liabilities	$ 31,788,908
Advance payments made for contingent liabilities	$ 5,607